S000091281 [Member] Annual Fund Operating Expenses - iShares S&P 500 3% Capped ETF	Mar. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2031
iShares S&P 500 3% Capped ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.15%	[1]
Fee Waiver or Reimbursement	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	0.09%	[1]

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.